Share capital, share premium and own shares - Share capital and premium (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) Options shares	Dec. 31, 2020 Options £ / shares	Dec. 31, 2019 Options £ / shares	Dec. 31, 2017 Options
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares				£ 0.05	£ 0.05
Number of issued shares at beginning of year | shares	2,601,159,949	2,593,044,409
Number of shares issued under share-based schemes | shares	8,329,753	8,115,540
Number of issued shares at end of year | shares	2,609,489,702	2,601,159,949	2,593,044,409
Balance at beginning of year	$ 19,669	$ 21,991	$ 21,771
Shares issued under share-based schemes	13	22	23
Impact of change in presentation currency		107	(165)
Balance at end of year	22,119	19,669	$ 21,991
Options outstanding under save as you earn schemes
Shares under option at end of year | Options			5,000,000	2,000,000	4,000,000
Share capital
Disclosure of classes of share capital
Balance at beginning of year	172	166	$ 175
Shares issued under share-based schemes	1		1
Impact of change in presentation currency		6	(10)
Balance at end of year	173	172	166
Share premium
Disclosure of classes of share capital
Balance at beginning of year	2,625	2,502	2,635
Shares issued under share-based schemes	12	22	22
Impact of change in presentation currency		101	(155)
Balance at end of year	$ 2,637	$ 2,625	$ 2,502
SAYE options
Options outstanding under save as you earn schemes
Shares under option at end of year | Options			4,900,000	2,320,320	3,805,447	6,400,000
SAYE options | Minimum
Options outstanding under save as you earn schemes
Share price | £ / shares				£ 9.64	£ 11.04
SAYE options | Maximum
Options outstanding under save as you earn schemes
Share price | £ / shares				£ 14.55	£ 14.55